Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - AOCI Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,251,590	$ 1,812,403
Beginning balance, attributable to parent	2,252,042
Other comprehensive income (loss) before reclassifications, net of tax	(51,988)
Other comprehensive income (loss), before tax	(5,992)	6,628	$ 1,208
Other comprehensive income (loss), tax	1,928	(2,314)	(871)
Total other comprehensive income (loss), net of tax	(4,064)	4,314	337
Ending balance, attributable to parent	2,505,914	2,252,042			$ 2,505,914
Ending balance	$ 2,505,914	$ 2,251,590	$ 1,812,403		$ 2,505,914
Effective income tax rate	20.50%	25.30%	25.10%	38.00%	24.00%
Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	$ (55,227)
Beginning balance, tax	13,254
Beginning balance	(41,973)
Other comprehensive income (loss) before reclassifications, before tax	(71,087)
Other comprehensive income (loss) before reclassifications, tax	17,061
Other comprehensive income (loss) before reclassifications, net of tax	(54,026)
Other comprehensive income (loss), before tax	(11,374)	$ 6,293	$ (3,907)
Other comprehensive income (loss), tax	2,731	(1,510)	400
Total other comprehensive income (loss), net of tax	(8,643)	4,783	(3,507)
Ending balance, before tax	(66,601)	(55,227)			$ (66,601)
Ending balance, tax	15,985	13,254			15,985
Ending balance	(50,616)	(41,973)			(50,616)
Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	1,271	1,335	1,335
Reclassification from AOCI, tax	(305)	(320)	(507)
Reclassification from AOCI, net of tax	966	1,015	828
Other comprehensive income (loss), before tax	1,271
Other comprehensive income (loss), tax	(305)
Total other comprehensive income (loss), net of tax	966
Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, before tax	(71,087)	(20,426)	(43,027)
Other comprehensive income (loss) before reclassifications, tax	17,061	4,902	10,326
Other comprehensive income (loss) before reclassifications, net of tax	(54,026)	(15,524)	(32,701)
Reclassification from AOCI, before Tax	23,376	33,617	25,445
Reclassification from AOCI, tax	(5,610)	(8,068)	(9,669)
Reclassification from AOCI, net of tax	17,766	25,549	15,776
Other comprehensive income (loss), before tax	23,376
Other comprehensive income (loss), tax	(5,610)
Total other comprehensive income (loss), net of tax	17,766
Prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, before tax	(1,878)	0	0
Other comprehensive income (loss) before reclassifications, tax	452	0	0
Other comprehensive income (loss) before reclassifications, net of tax	(1,426)	0	0
Other comprehensive income (loss), before tax	(1,878)
Other comprehensive income (loss), tax	452
Total other comprehensive income (loss), net of tax	(1,426)
Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	36,944	(8,233)	12,340
Reclassification from AOCI, tax	(8,867)	1,976	250
Reclassification from AOCI, net of tax	28,077	(6,257)	12,590
Other comprehensive income (loss), before tax	36,944
Other comprehensive income (loss), tax	(8,867)
Total other comprehensive income (loss), net of tax	28,077
FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(9,310)
Beginning balance, tax	2,234
Beginning balance	(7,076)
Reclassification from AOCI, before Tax	3,344	3,345	3,344
Reclassification from AOCI, tax	(803)	(804)	(1,271)
Reclassification from AOCI, net of tax	2,541	2,541	2,073
Other comprehensive income (loss), before tax	3,344	3,345	3,344
Other comprehensive income (loss), tax	(803)	(804)	(1,271)
Total other comprehensive income (loss), net of tax	2,541	2,541	2,073
Ending balance, before tax	(5,966)	(9,310)			(5,966)
Ending balance, tax	1,431	2,234			1,431
Ending balance	(4,535)	(7,076)			(4,535)
Foreign Currency Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(3,619)
Beginning balance	(3,619)
Other comprehensive income (loss) before reclassifications, before tax	2,038
Other comprehensive income (loss) before reclassifications, net of tax	2,038
Ending balance, before tax	(1,581)	(3,619)			(1,581)
Ending balance	(1,581)	(3,619)			(1,581)
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, net of tax	(4,064)
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(52,668)	(47,682)	(48,008)	$ (48,008)
Ending balance	(56,732)	(52,668)	(47,682)		(56,732)
Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,782,460	1,609,999
Beginning balance, attributable to parent	1,782,460
Other comprehensive income (loss) before reclassifications, net of tax	(54,026)
Other comprehensive income (loss), before tax	(8,030)	9,638	(563)
Other comprehensive income (loss), tax	1,928	(2,314)	(871)
Total other comprehensive income (loss), net of tax	(6,102)	7,324	(1,434)
Ending balance, attributable to parent	2,005,152	1,782,460			2,005,152
Ending balance	$ 2,005,152	$ 1,782,460	$ 1,609,999		$ 2,005,152
Effective income tax rate	17.70%	24.10%	28.70%		24.00%
Southwest Gas Corporation | Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	$ (55,227)
Beginning balance, attributable to parent, tax	13,254
Beginning balance, attributable to parent	(41,973)
Other comprehensive income (loss) before reclassifications, before tax	(71,087)
Other comprehensive income (loss) before reclassifications, tax	17,061
Other comprehensive income (loss) before reclassifications, net of tax	(54,026)
Other comprehensive income (loss), before tax	(11,374)
Other comprehensive income (loss), tax	2,731
Total other comprehensive income (loss), net of tax	(8,643)
Ending balance, attributable to parent, before tax	(66,601)	$ (55,227)			$ (66,601)
Ending balance, attributable to parent, tax	15,985	13,254			15,985
Ending balance, attributable to parent	(50,616)	(41,973)			(50,616)
Southwest Gas Corporation | Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	1,271
Other comprehensive income (loss), tax	(305)
Total other comprehensive income (loss), net of tax	966
Southwest Gas Corporation | Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	23,376
Other comprehensive income (loss), tax	(5,610)
Total other comprehensive income (loss), net of tax	17,766
Southwest Gas Corporation | Prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	(1,878)
Other comprehensive income (loss), tax	452
Total other comprehensive income (loss), net of tax	(1,426)
Southwest Gas Corporation | Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	36,944
Other comprehensive income (loss), tax	(8,867)
Total other comprehensive income (loss), net of tax	28,077
Southwest Gas Corporation | FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	(9,310)
Beginning balance, attributable to parent, tax	2,234
Beginning balance, attributable to parent	(7,076)
Reclassification from AOCI, before Tax	3,344
Reclassification from AOCI, tax	(803)
Reclassification from AOCI, net of tax	2,541
Other comprehensive income (loss), before tax	3,344
Other comprehensive income (loss), tax	(803)
Total other comprehensive income (loss), net of tax	2,541
Ending balance, attributable to parent, before tax	(5,966)	(9,310)			(5,966)
Ending balance, attributable to parent, tax	1,431	2,234			1,431
Ending balance, attributable to parent	(4,535)	(7,076)			(4,535)
Southwest Gas Corporation | AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(49,049)	(47,073)	$ (45,639)	$ (45,639)
Beginning balance, attributable to parent	(49,049)
Ending balance, attributable to parent	(55,151)	(49,049)			(55,151)
Ending balance	$ (55,151)	$ (49,049)	$ (47,073)		$ (55,151)